Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Summary of Assumptions Used in Black-Scholes Option Pricing Model

For the Three Months
Ended March 31,
2024
Per share fair value of common stock	$0.62
Expected volatility	73.8%
Expected dividends	0%
Expected term (in years)	5.9
Risk-free rate	3.93%

	For the Year Ended
	December 31,
	2024	2023
Per share fair value of common stock	$0.62	$0.52
Expected volatility	73.8%	67.4%
Expected dividends	0%	0%
Expected term (in years)	5.9	6.1
Risk-free rate	3.93%	3.56%

Summary of Compensation Expense Recognized

The following table illustrates the classification of stock-based compensation in the condensed statements of operations and comprehensive loss (in thousands):

	For the Three Months Ended March 31,
	2025	2024
Research and development	$29	$29
General and administrative	51	52
Total stock-based compensation	$80	$81

The following table illustrates the classification of stock-based compensation in the statements of operations (in thousands):

	For the Year Ended
	December 31,
	2024	2023
Research and development	$169	$111
General and administrative	150	203
Total stock-based compensation	$319	$314

Summary of Stock Option Activity

		Weighted-	Weighted-Average
	Number of	Average Exercise	Remaining Contractual	Intrinsic Value (In
	Options	Price	Term (In Years)	Thousands)
Outstanding as of January 1, 2025	5,435,629	$0.43	6.06	$2,914
Exercised	(5,416)	0.63
Forfeited/expired	(15,000)	0.09
Outstanding as of March 31, 2025	5,415,213	$0.43	5.82	$2,899
Options exercisable as of March 31, 2025	4,775,534	$0.39	5.61	$2,747
Vested and expected to vest as of March 31, 2025	5,415,213	$0.43	5.82	$2,899

		Weighted-	Weighted-Average
	Number of	Average	Remaining Contractual	Intrinsic Value
	Options	Exercise Price	Term (In Years)	(In Thousands)
Outstanding as of January 1, 2024	5,509,379	$0.43	7.04	$2,699
Granted	25,000	0.92	—	—
Exercised	(63,750)	0.08	—	—
Forfeited/expired	(35,000)	0.82	—	—
Outstanding as of December 31, 2024	5,435,629	$0.43	6.06	$2,914
Options exercisable as of December 31, 2024	4,582,807	$0.38	5.78	$2,700
Vested and expected to vest as of December 31, 2024	5,435,629	$0.43	6.06	$2,914

Cara Therapeutics, Inc.
Summary of Assumptions Used in Black-Scholes Option Pricing Model

	Three Months Ended
	March 31,
	2025	2024
Risk-free interest rate	—	4.12%
Expected volatility	—	89.6%
Expected dividend yield	—	0%
Expected life of employee and Board options (in years)	—	6.25

	Year Ended December 31,
	2024	2023	2022
Risk-free interest rate	4.12% - 4.34%	3.38% - 4.65%	1.70% - 4.21%
Expected volatility	89.6% - 89.8%	76.3% - 81.3%	77.7% - 81.9%
Expected dividend yield	0%	0%	0%
Expected life of employee and Board options (in years)	6.25	6.25	6.25

Summary of Stock Option Activity

		Weighted
	Number of	Average Exercise
	Shares	Price
Outstanding, December 31, 2024	113,487	$319.80
Granted	—	—
Exercised	—	—
Forfeited	—	—
Expired	—	—
Outstanding, March 31, 2025	113,487	$319.80
Options exercisable, March 31, 2025	64,989

		Weighted	Aggregate
	Number of	Average Exercise	Intrinsic
	Shares	Price	Value
Outstanding, December 31, 2023	219,379	$467.64
Granted	84,587	30.96
Exercised	—	—
Forfeited	(91,980)	182.88
Expired	(98,499)	529.29
Outstanding, December 31, 2024	113,487	$319.86	$—
Weighted average remaining contractual life as of December 31, 2024 (in years)	7.32
Options exercisable, December 31, 2024	61,867	$454.26	$—
Weighted average remaining contractual life as of December 31, 2024 (in years)	6.08
Options vested and expected to vest as of December 31, 2024	113,487	$319.86	$—
Weighted average remaining contractual life as of December 31, 2024 (in years)	7.32

Cara Therapeutics, Inc. | Employees And Non-Employee Members Of Board Of Directors
Summary of Restricted Stock Unit Activity

		Weighted
	Number of	Average Grant
	Units	Date Fair Value
Outstanding, December 31, 2024	26,638	$52.53
Awarded	—	—
Vested and released	(792)	447.95
Forfeited	—	—
Outstanding, March 31, 2025	25,846	$40.39
Restricted stock units exercisable (vested and deferred), March 31, 2025	—

		Weighted
	Number of	Average Grant
	Units	Date Fair Value
Outstanding, December 31, 2023	15,731	$333.72
Awarded	25,108	23.76
Vested and released	(10,390)	288.72
Forfeited	(3,811)	380.52
Outstanding, December 31, 2024	26,638	$52.53
Restricted stock units exercisable (vested and deferred), December 31, 2024	—

Cara Therapeutics, Inc. | Stock Options
Summary of Compensation Expense Recognized

	Three Months Ended
	March 31,
	2025	2024
Research and development	$—	$504
General and administrative	1,100	1,229
Total stock option expense	$1,100	$1,733

	Year Ended December 31,
	2024	2023	2022
Research and development	$1,016	$5,973	$7,222
General and administrative	5,274	5,634	6,426
Total stock option expense	$6,290	$11,607	$13,648

Cara Therapeutics, Inc. | Restricted Stock Units
Summary of Compensation Expense Recognized

	Three Months Ended
	March 31,
	2025	2024
Research and development	$—	$255
General and administrative	326	1,357
Total restricted stock unit expense	$326	$1,612

	Year Ended December 31,
	2024	2023	2022
Research and development	$248	$476	$765
General and administrative	2,391	1,647	3,321
Total restricted stock unit expense	$2,639	$2,123	$4,086